Revenue - product sales and recycling services (Tables)	9 Months Ended
Sep. 30, 2023
Product sales revenue [Abstract]
Schedule of product sales revenue

For the	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Product revenue recognized in the period	$3.5	$4.4	$15.7	$12.0
Fair value pricing adjustments	—	(2.1)	(6.0)	(2.4)
Product sales	3.5	2.3	9.7	9.6
Recycling services	1.2	0.5	2.2	1.2
Revenue	$4.7	$2.8	$11.9	$10.8

For the	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Product revenue recognized in the period	$3.5	$4.4	$15.7	$12.0
Recycling services	1.2	0.5	2.2	1.2
Total revenue before FV pricing adjustment	$4.7	$4.9	$17.9	$13.2